SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On July 16, 2024, the Company issued 28,000 common shares to a consultant following the vesting of RSU’s.

On July 22, 2024, the Company’s name has been changed to Femto Technologies Inc.